Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (3,312)	$ (27,300)	$ (1,039)	$ (13,644)
Non-cash adjustments to reconcile net loss to net cash:
Expenses paid by stockholder and contributed as capital	312		1,539	1,539
Common Stock issued for services	2,000
Changes in Operating Assets and Liabilities:
Prepaid expense		6,000		(6,000)
Other receivable		(35,592)
Accounts payable and accrued liabilities		7,934	(500)
Accrued liability	1,000			776
Net cash used in operating activities		(48,958)		(17,329)
FINANCING ACTIVITIES
Proceeds from related parties		64,743
Share issued for cash		600
Subscription received in advance		225,500
Cash paid to repurchase common stock		(50)
Net proceeds from due to a related party				17,329
Net cash provided by financing activities		290,793		17,329
Net increase in cash		241,835
Cash, beginning of period
Cash, end of period		241,835
Cash paid during the period for:
Income tax
Interest
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Subscription receivable for common stock issued to an officer for cash		$ 600
Common stock issued to officer for service	$ 2,000
Common stock issued to officer for no consideration				600
Redemption of common shares in connection with change of control				$ 1,950